Oak Associates Funds

Statement of Certification

Pursuant to Rule 497(j)

Oak Associates Funds (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File Nos. 333-42115 and 811-08549) which was filed electronically on February 27, 2015 (Accession No.

0001193125-14-076479).

Oak Associates Funds

/s/ Charles A. Kiraly

By:  Charles A. Kiraly

Title:   President and Chief Executive Officer

Date:

March 4, 2015